Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Business Segment
The changes in the carrying amount of goodwill by business segment for the years ended December 31, 2018 and 2017 are presented in the table below:

(in Millions)	FMC Agricultural Solutions	Total
Balance, December 31, 2016	$498.7	$498.7
Acquisitions (1)	691.8	691.8
Foreign currency adjustments	8.4	8.4
Balance, December 31, 2017	$1,198.9	$1,198.9
Purchase price allocation adjustments (See Note 4)	282.9	282.9
Foreign currency and other adjustments	(13.7)	(13.7)
Balance, December 31, 2018	$1,468.1	$1,468.1

____________________
(1)
Represents goodwill recorded as a result of the DuPont Crop Protection Business Acquisition. See Note 4 for more details.

Schedule of Finite-Lived Intangible Assets
Our intangible assets, other than goodwill, consist of the following:

		December 31, 2018			December 31, 2017
(in Millions)	Weighted avg. useful life at December 31, 2018	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization (finite life)
Customer relationships	18 years	$1,146.2	$(128.7)	$1,017.5	$1,122.5	$(73.3)	$1,049.2
Patents	7 years	1.7	(0.8)	0.9	1.9	(0.5)	1.4
Brands (1)	10 years	17.0	(5.9)	11.1	15.6	(6.2)	9.4
Purchased and licensed technologies	10 years	61.3	(32.1)	29.2	57.3	(28.9)	28.4
Other intangibles	2 years	1.9	(1.8)	0.1	1.8	(1.8)	—
		$1,228.1	$(169.3)	$1,058.8	$1,199.1	$(110.7)	$1,088.4

Intangible assets not subject to amortization (indefinite life)
Crop Protection Brands (2)	$1,259.1		$1,259.1	$1,136.1		$1,136.1
Brands (1) (3)	384.8		384.8	405.6		405.6
In-process research and development	0.7		0.7	0.7		0.7
	$1,644.6		$1,644.6	$1,542.4		$1,542.4
Total intangible assets	$2,872.7	$(169.3)	$2,703.4	$2,741.5	$(110.7)	$2,630.8
____________________

(1)	Represents trademarks, trade names and know-how.

(2)
Represents the proprietary brand portfolios, consisting of trademarks, trade names and know-how, acquired from the DuPont Crop Protection Business Acquisition. In the fourth quarter of 2017, the Act was enacted and was identified to be a triggering event. As a result we performed an impairment assessment on the recently acquired brand portfolio and we recorded an impairment charge of approximately $42 million solely due to the new tax legislation. See Note 12 for more details.

(3)
The majority of the Brands relate to our proprietary brand portfolios acquired from the Cheminova acquisition
Schedule of Indefinite-Lived Intangible Assets

Intangible assets not subject to amortization (indefinite life)
Crop Protection Brands (2)	$1,259.1		$1,259.1	$1,136.1		$1,136.1
Brands (1) (3)	384.8		384.8	405.6		405.6
In-process research and development	0.7		0.7	0.7		0.7
	$1,644.6		$1,644.6	$1,542.4		$1,542.4
Total intangible assets	$2,872.7	$(169.3)	$2,703.4	$2,741.5	$(110.7)	$2,630.8
____________________

(1)	Represents trademarks, trade names and know-how.

(2)
Represents the proprietary brand portfolios, consisting of trademarks, trade names and know-how, acquired from the DuPont Crop Protection Business Acquisition. In the fourth quarter of 2017, the Act was enacted and was identified to be a triggering event. As a result we performed an impairment assessment on the recently acquired brand portfolio and we recorded an impairment charge of approximately $42 million solely due to the new tax legislation. See Note 12 for more details.

(3)
The majority of the Brands relate to our proprietary brand portfolios acquired from the Cheminova acquisition
Schedule of Intangible Assets by Segment
At December 31, 2018, the finite life and indefinite life intangibles of our business segment is as follows:

(in Millions)	Finite life	Indefinite life
FMC Agricultural Solutions	$1,058.8	$1,644.6
Total	$1,058.8	$1,644.6

Schedule of Amortization Expense

	Year Ended December 31,
(in Millions)	2018	2017	2016
Amortization Expense	$62.2	$26.8	$23.6